Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Straight-line Method Over Estimated Useful Lives
Electronic and mining equipment	3-6 years
Furniture and fixtures	3-6 years
Leasehold improvements	Shorter of estimated useful life or term of lease
Vehicles	3 years

Summary on exchange Rates Applied

The exchange rates applied are as follows:

Balance sheet items, except for equity accounts	December 31, 2022	December 31, 2021
RMB:USD	6.8979	6.3559
HKD:USD	7.7990	7.7992

Items in the statements of operations and comprehensive loss, and statements cash flows:

	December 31, 2022	December 31, 2021
RMB:USD	6.8979	6.4525
HKD:USD	7.7959	7.7727